Expense Example, No Redemption	Aug. 31, 2024 USD ($)
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 664
Expense Example, No Redemption, 3 Years	858
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	1,673
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	925
Expense Example, No Redemption, 10 Years	2,017
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	228
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	902
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	687
Expense Example, No Redemption, 3 Years	925
Expense Example, No Redemption, 5 Years	1,182
Expense Example, No Redemption, 10 Years	1,914
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	2,306
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	629
Expense Example, No Redemption, 10 Years	1,400
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	305
Expense Example, No Redemption, 5 Years	537
Expense Example, No Redemption, 10 Years	1,204
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	264
Expense Example, No Redemption, 5 Years	467
Expense Example, No Redemption, 10 Years	1,052
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	688
Expense Example, No Redemption, 3 Years	928
Expense Example, No Redemption, 5 Years	1,187
Expense Example, No Redemption, 10 Years	1,924
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	630
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	2,338
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	$ 1,061